Changes in Equity and Earnings per Share - Additional Information (Detail)				9 Months Ended	12 Months Ended
	May 03, 2018 USD ($)	May 03, 2018 € / shares	Jun. 05, 2013 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares shares	Oct. 24, 2019 EUR (€) € / shares	Dec. 31, 2018 € / shares	Oct. 24, 2018 EUR (€) € / shares	Dec. 31, 2017 € / shares	Oct. 25, 2017 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital | $					$ 1,736,000,000		$ 1,736,000,000	[1]		$ 1,736,000,000	[1]
Number of shares issued					1,957,000,000		1,934,000,000			1,934,000,000			1,957,000,000
Number of shares outstanding					2,019,000,000		2,019,000,000						2,019,000,000
Dividend declared per share | € / shares														€ 0.80		€ 0.80		€ 1.60
Dividend declared | €														€ 1,588,000,000		€ 1,565,000,000		€ 3,089,000,000
Dividend declared date					Oct. 24, 2019	Oct. 24, 2019	Oct. 24, 2018		Oct. 24, 2018	Oct. 25, 2017		Oct. 25, 2017
Dividend proposed per share | € / shares													€ 1		€ 1.00		€ 2.00
Dividend proposed | €						€ 1,998,000,000			€ 1,978,000,000			€ 3,867,000,000
Dividend paid per share | € / shares						€ 1.80			€ 1.80			€ 3.60
Dividend paid					$ 5,179,000,000	€ 3,586,000,000	$ 7,437,000,000		€ 3,557,000,000	$ 9,230,000,000		€ 6,956,000,000
Dividend paid date							May 09, 2019		May 09, 2019	May 03, 2018		May 03, 2018
Shares reserved for issue under options and contracts for sale of shares			23,076,922
Deferred share units vesting period			5 years
Profit attributable to equity holders | $					9,171,000,000		$ 4,370,000,000			$ 7,990,000,000
Diluted earnings per share based on the profit | $					$ 9,171,000,000		$ 4,370,000,000			$ 7,990,000,000
Number of antidilutive share options outstanding					59,000,000		63,000,000			5,000,000			59,000,000
Borrowed amount | $					$ 102,974,000,000		$ 111,581,000,000
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,669,459,000
Budweiser APAC [Member]
Disclosure of classes of share capital [line items]
Controlling interest on Subsidiary company				87.22%	87.22%	87.22%
Proceeds from issuing shares | $				$ 5,600,000,000
Increase in equity | $				4,400,000,000
Increase in non-controlling interest | $				$ 1,200,000,000
Percentage interest held by noncontrolling owners				12.78%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares					325,999,817	325,999,817
Number of shares outstanding					59,862,847								59,862,847
Par value per share | € / shares													€ 0.61
Subscribed capital					$ 41,022,453								€ 36,516,337
Number Of Treasury Shares Reimbursed					2,664,658								2,664,658
Hong Kong Public Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				72,586,000
International Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,379,118,000
International Underwriters [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				217,755,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares		€ 2.00
Dividend paid | $	$ 56,000,000
Proceeds from issuing shares | $			$ 1,500,000,000
Borrowed Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued for repayment of debt					2,664,658								2,664,658
Borrowed amount | $					$ 30,000,000
Number of shares available for future issuance					1,063,428								1,063,428
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage					15.00%	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 1,736,000,000								€ 1,238,608,344
Equity shares					59,862,847								59,862,847
Number of shares authorized					2,019,241,973								2,019,241,973
Number of shares outstanding | €													€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued					32,664,658								32,664,658
Parent [member] | Stock Option Commitment [Member]
Disclosure of classes of share capital [line items]
Number of shares issued					31,601,230								31,601,230
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					42,158,420								42,158,420
Parent [member] | Subscribed Capital [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 1,826,021								€ 1,625,441
Parent [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Number of shares authorized					37,000,000								37,000,000

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.